Finance Costs (Summary of Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance costs [Line Items]
Total Finance costs	$ 687	$ 720
Interest expense	746	765
Borrowing costs capitalized to property, plant and equipment	71	82
Interest income	(51)	(28)
Other Finance Costs	9	11
Unwinding of discount on asset retirement obligations	50	49
Interest expense (income), net defined benefit liability (asset)	4	5
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	178	223
Long term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	503	479
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 65	$ 63